Business combination	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business combination
Note 3. Business combination
a. Acquisition of BlackBag Technologies Inc.:
On February 27, 2020, the Company completed the acquisition of 100% of the shares of BlackBag Technologies Inc. (“BlackBag”), a US computer collection and review solutions company, for a total consideration of $33,362. Out of the total consideration, $15,362 was paid in cash at the closing and additional $18,000 will be paid in three installments, $6,000 each year on the first, second and third anniversary of the closing. $13,000 out of the $18,000 are subject to the attainment of certain employee retention and are recognized over two years. Acquisition expenses were $1,848 during 2020 and consist of costs incurred to complete the acquisition and related integration charges. These charges were recorded in general and administrative expenses.
Subsequent to December 31, 2022, the third payment installment was paid.
Upon acquisition, BlackBag became a wholly owned subsidiary of the Company. The acquisition was accounted for as a business combination. The Company recorded trade name, core technology and goodwill in the amounts of $4,000, $3,900 and $9,463, respectively. The estimated useful life of the trade name and core technology are 4 years and 7 years, respectively. The Company recognized $1,546 and $1,289 amortization costs related to these intangible assets for the year ended December 31, 2022 and December 31, 2021, respectively.

b.Acquisition of Digital Clues Carved Out Assets:
On November 11, 2021, the Company completed the acquisition of Digital Clues LTD. (“DC”) carved out assets (“DC Assets”), for a total consideration of $20,000 . The DC Assets provide the ability to view, collect, and analyze information form on-line open sources, and produce actionable intelligence. The asset acquisition meets the definition of a business.
The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$(890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$20,000

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is deductible for income tax purpose.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	US$ thousands	In years
Core technology	3,347	7
Customer relationship	177	10
Total identifiable intangible assets	$3,524
The Company recorded amortization expenses of $496 and $67 for the years ended December 31, 2022 and 2021, respectively.
Additionally, the Company incurred transaction costs $267 during the year ended December 31, 2021, which were included in general and administrative expenses in the Consolidated Statements of Operations.